Cost of Sales (Details) - Schedule of cost of sales - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of sales [Abstract]
Product purchases, packaging and logistics	SFr 173,758
Employee benefit and expenses	89,238
Inventory write-down	1,977,558
Total cost of sales	SFr 2,240,554